General (Tables)	12 Months Ended
Dec. 31, 2022
General [Abstract]
Schedule of change on the Company’s financial statements	The effect of the above change on the Company’s financial statements is as follows:
	As previously reported	The change	As presented in these financial statements
	USD in thousands

December 31, 2021:

Goodwill	30,852	1,140	31,992
Liabilities for government grants	1,344	(383)	961
Deferred tax assets	4,156	(687)	3,469
Deferred tax liabilities	3,897	837	4,734